Document and Entity Information	Mar. 31, 2024
Prospectus [Line Items]
Registrant Name	OPTIMUM FUND TRUST
Registrant CIK	0001227523
SEC Form	485BPOS
Period end date	Mar. 31, 2024
Investment Company Type	N-1A
Amendment Flag	false